Equipment Financing	12 Months Ended
Dec. 31, 2020
Equipment Financing [Abstract]
Equipment Financing
Note 11—Equipment Financing
During 2018, the Company entered into four loan agreements to finance 25 automobiles. The loans mature in 2021 and bear interest at a weighted average interest rate of 6.5%. These loans are secured by the automobiles.
Interest expense for the years ended December 31, 2020 and 2019 was $28,000 and $48,000, respectively. The outstanding balance at December 31, 2020 was $0.3 million and included in equipment financing. The loans were repaid in March 2021.